Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Supplemental Cash Flow Information

NOTE 16
-
SUPPLEMENTAL CASH FLOW
INFORMATION

a)	Changes in non-cash working capital

For the three months ended March 31,	2022	2021
Trade and other receivables decrease (increase)	$660,336	$(775,128)
Long-term receivables (increase)	(735,779)	(3,332)
Prepaid expenses and other assets decrease (increase)	478,464	(36,106)
Trade payables and accrued liabilities increase	5,016,881	166,407
Deferred revenue increase	1,933,620	606,650
Increase (decrease) in working capital	$7,353,522	$(41,509)

b)	Changes in liabilities arising from financing activities

For the three months ended March 31,	2022	2021
Balance of loans, borrowings and PPP loans, beginning of period	$13,215,601	$14,102,718
New advances	3,233,250	2,151,212
Repayments of principal	(3,273,055)	(2,641,604)
Repayments of interest	(355,085)	(190,684)
Liability related items
Finance fees paid	170,530	12,981
Non-cash related items
Accretion of interest and debt issuance costs	206,849	230,392
Benefit from below market interest rate	—	(117,482)
Foreign exchange and other	(71,915)	(86,499)
Balance of loans, borrowings and PPP loans, end of period	$13,126,175	$13,461,034

c)	Non-cash investing and financing activities

For the three months ended March 31,	2022	2021
Non-cash accretion of interest included in finance costs 1	$739,729	$759,709
Addition of right-of-use assets (Note 6)	$6,322,509	$—
Addition to lease liabilities (Note 6)	$6,221,749	$—
Non-cash broker warrants compensation	$—	$360,108
1	Associated with convertible debentures.

NOTE 30 – SUPPLEMENTAL CASH FLOW INFORMATION
a) Changes in non-cash working capital

	2021	2020	2019

Trade and other receivables ( increase )	$ (3,342,737)	$ (2,006,780)	$ (169,896)

Long-term receivables decrease (increase)	1,682,646	(924,625)	(3,662,207)

Prepaid expenses and other assets decrease ( increase )	(591,737)	(1,119,123)	150,991

Trade payables and accrued liabilities (decrease) increase	(782,561)	2,513,477	1,102,361

Deferred revenue increase	1,045,868	632,839	447,511

Decrease in working capital	$ (1,988,521)	$ (904,212)	$ (2,131,240)
b) Changes in liabilities arising from financing activities

	2021	2020	2019

Balance of loans, borrowings and PPP loans, beginning of year	$ 14,102,718	$ 13,973,055	$ 78,285

New advances	10,664,916	8,726,766	16,539,700

Repayments of principal	(9,781,554)	(9,011,638)	(6,787,528)

Repayments of interest	(757,950)	(642,809)	(500,413)

Liability assumed	–	–	2,904,355

Liability related items

Assumption of loans in business combination	–	371,609	1,339,546

Forgiveness of PPP Loans	(1,835,237)	(124,507)	–

Finance fees paid	(191,310)	–

Non-cash related items

Accretion of interest and debt issuance costs	869,567	959,058	445,762

Loss on debt modification	138,908	–	–

Foreign exchange and other	5,543	(148,816)	(46,652)

Balance of loans, borrowings and PPP loans, end of year	$ 13,215,601	$ 14,102,718	$ 13,973,055

c) Non-cash investing and financing activities

For the years ended December 31,		2021	2020	2019

Value of shares issued in business combination		$–	$8,186,620	$13,320,000

Value of shares issued on conversion of 2021 Debentures	14(b)	$14,436,728	$–	$–

Value of share issued on conversion of 2019 Debentures		$–	$50,000	$–

Value of shares issued on AirFusion asset acquisition		$–	$820,000	$–

Settlement of liabilities through issuance of common shares or RSUs		$–	$143,002	$84,252

Non-cash accretion of interest included in finance cost		$3,015,294	$2,145,706	$909,158

Non-cash broker warrants compensation	19 (b)	$294,894	$–	$–

Non-cash underwriter warrants compensation	1 9 (b)	$162,947	$–	$–

Non-cash warrants consideration associated with credit facility		$195,066	$–	$–

Shares issued to extinguish the loan from Flow Capital		$–	$–	$606,495

Addition to right-of-use assets		$–	$599,861	$468,703

Addition to lease liabilities		$–	$599,861	$586,000